Purchase commitments, contingent liabilities and other - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Loan commitments	¥ 35,831	¥ 33,587
Purchase commitments	1,084,774	1,000,833
Contractual commitments for acquisition of property, plant and equipment and intangible assets	292,608	246,263
Contractual commitments for purchase of material	288,260	265,518
Contingent liability for guarantees [member]
Statements [Line Items]
Estimated contingent liability	¥ 458	501
Pictures [Member] | Certain Subsidiaries [Member]
Statements [Line Items]
Contractual commitments, Term	4 years
Contractual obligation to make payments	¥ 125,098	101,284
Music [Member] | Certain Subsidiaries [Member]
Statements [Line Items]
Contractual commitments, Term	5 years
Contractual obligation to make payments	¥ 193,576	153,920
Game And Network Services [Member] | Certain Subsidiaries [Member]
Statements [Line Items]
Contractual commitments, Term	6 years
Contractual obligation to make payments	¥ 31,298	¥ 34,842